DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Distribution of deposits
Noninterest bearing	$ 67,652	$ 51,273
NOW, money market, checking	155,465	152,563
Savings	13,829	14,203
CDs less than $100,000	135,550	130,685
CDs more than $100,000	24,355	23,229
Brokered	37,706	32,836
Total deposits	434,557	404,789
Maturities of non-brokered time deposits outstanding
2013	71,289
2014	43,892
2015	18,900
2016	23,827
2017	1,997
Total	$ 159,905